Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities [line items]
Balance as at January 1, 2017	€ 306	€ (617)
Recognised in profit or loss	127	931
Recognised in OCI		(8)
Balance as at December 31, 2017	433	306
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
Balance as at January 1, 2017	2,656	2,557
Recognised in profit or loss	(629)	99
Balance as at December 31, 2017	2,027	2,656
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
Balance as at January 1, 2017	(2,350)	(3,174)
Recognised in profit or loss	756	832
Recognised in OCI		(8)
Balance as at December 31, 2017	€ (1,594)	€ (2,350)